Operating Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2022
Operating Lease Liabilities [Abstract]
Schedule of operating lease liabilities
	December 31, 2022	June 30, 2022
Villas*	$1,212,882	$1,956,260
Base Station Tower**	155,261	188,069
Office***	-	107,506
Warehouse****	752,910	-
Total operating lease liabilities	$2,121,053	$2,251,835

*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2022, the Company has paid $696,584 for the first installment to the lessee.

**	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2022, the Company has paid $ 61,919 to the lessee.

***	The lease agreement of Office was entered into on January 1, 2022, bears interest at about 2.4584% and will be matured on December 31, 2024. Lease payments for this agreement are to be made every year. The Company terminated the lease contract with leaser on September 30, 2022.

****	The operating lease liabilities is the net present value of the remaining lease payments as of December 31, 2022 and June 30, 2022. The discount rate used for the warehouse operating lease warehouse was 3.95%. The remaining lease term for the warehouse operating lease was 3.42 years.

Schedule of analyzed for reporting purposes
	December 31, 2022	June 30, 2022
Long-term portion of operating lease liabilities	$1,849,902	$1,473,093
Current maturities of operating lease liabilities	271,151	778,742
Total	$2,121,053	$2,251,835

Schedule of maturity analysis of operating lease liabilities
Operating lease payment	Villas	Base station tower	Warehouse	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%	3.9%
One year	$-	$28,717	$275,733	$304,450
Two years	-	28,717	275,733	304,450
Three years	-	28,717	252,755	258,492
Four years	-	28,717	-	28,717
Five years	-	28,717	-	28,717
Beyond five years	1,641,803	28,717	-	1,670,520
Total undiscounted cash flows	$1,641,803	$172,302	$804,221	$2,618,326
Total financing lease liabilities	1,212,882	155,261	752,910	2,121,053
Difference between undiscounted cash flows and discounted cash flows	428,921	17,041	51,311	497,273

Operating lease payment	Villas	Base station tower	Office	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%	2.4584%
One year	$737,551	$29,800	$55,070	$822,421
Two years	-	29,800	55,070	84,870
Three years	-	29,800	-	29,800
Four years	-	29,800	-	29,800
Five years	-	29,800	-	29,800
Beyond five years	1,703,743	59,600	-	1,763,343
Total undiscounted cash flows	$2,441,294	$208,600	110,140	$2,760,034
Total financing lease liabilities	1,956,260	188,069	107,506	2,251,835
Difference between undiscounted cash flows and discounted cash flows	485,034	20,531	2,634	508,199